Document and Entity Information	May 08, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 08, 2024
Entity Registrant Name	ARRIVENT BIOPHARMA, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41929
Entity Tax Identification Number	86-3336099
Entity Address, Address Line One	18 Campus Boulevard
Entity Address, Adress Line Two	Suite 100
Entity Address, City or Town	Newtown Square
Entity Address State Or Province	PA
Entity Address, Postal Zip Code	19073
City Area Code	628
Local Phone Number	277-4836
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	AVBP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001868279
Amendment Flag	false